FIRST AMERICAN INSURANCE PORTFOLIOS, INC.

                     First American International Portfolio
                    First American Large Cap Growth Portfolio

                       Class IA Shares and Class IB Shares

                        Supplement Dated January 31, 2003
                         To Prospectus Dated May 1, 2002

         THIS INFORMATION SUPPLEMENTS THE PROSPECTUS DATED MAY 1, 2002.
      THIS SUPPLEMENT AND EACH PROSPECTUS CONSTITUTE A CURRENT PROSPECTUS.
                TO REQUEST A COPY OF THE PROSPECTUS, PLEASE CALL
                      YOUR PARTICIPATING INSURANCE COMPANY.


SUPPLEMENT TO INTERNATIONAL PORTFOLIO
-------------------------------------

Effective January 31, 2003, the Board of Directors of First American Insurance Portfolios, Inc. approved the expansion International Portfolio's main investment strategy such that the Portfolio may now invest up to 15% of its total assets in equity securities of emerging markets issuers. A country is considered an "emerging market" if it has a relatively low gross national product per capita compared to the world's major economies, and the potential for a rapid economic growth.


SUPPLEMENT TO LARGE CAP GROWTH PORTFOLIO
----------------------------------------

Effective January 31, 2003, the Board of Directors of First American Insurance Portfolios, Inc. approved a modification of Large Cap Growth Portfolio's main investment strategy such that, under normal market conditions, the Portfolio will invest primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of large-capitalization companies, defined as companies that have market capitalizations within the range of market capitalizations of companies constituting the Russell 1000 Index. This index measures the performance of the 1,000 largest U.S. companies based on total market capitalization. While the market capitalization companies in the Russell 1000 Index ranged from approximately $238 million to $292 billion as of the date of this supplement, the advisor typically invests in common stocks of companies that have market capitalizations of at least $3 billion at the time of purchase. Previously, the Portfolio invested primarily in common stocks of companies with market capitalizations of at least $5 billion at the time of purchase.














-------------------------- ---------------------------- ------------------------
     NOT FDIC INSURED           NO BANK GUARANTEE            MAY LOSE VALUE
-------------------------- ---------------------------- ------------------------

If you have questions regarding this prospectus supplement, please contact your investment professional, or your participating insurance company.

                    FIRST AMERICAN INSURANCE PORTFOLIOS, INC.

                     First American International Portfolio

                                 Class IB Shares

                        Supplement Dated January 31, 2003
                         To Prospectus Dated May 1, 2002

         THIS INFORMATION SUPPLEMENTS THE PROSPECTUS DATED MAY 1, 2002.
      THIS SUPPLEMENT AND EACH PROSPECTUS CONSTITUTE A CURRENT PROSPECTUS.
                TO REQUEST A COPY OF THE PROSPECTUS, PLEASE CALL
                      YOUR PARTICIPATING INSURANCE COMPANY.


SUPPLEMENT TO INTERNATIONAL PORTFOLIO
-------------------------------------

Effective January 31, 2003, the Board of Directors of First American Insurance Portfolios, Inc. approved the expansion International Portfolio's main investment strategy such that the Portfolio may now invest up to 15% of its total assets in equity securities of emerging markets issuers. A country is considered an "emerging market" if it has a relatively low gross national product per capita compared to the world's major economies, and the potential for a rapid economic growth.
























-------------------------- ---------------------------- ------------------------
     NOT FDIC INSURED           NO BANK GUARANTEE            MAY LOSE VALUE
-------------------------- ---------------------------- ------------------------

If you have questions regarding this prospectus supplement, please contact your investment professional, or your participating insurance company.

                    FIRST AMERICAN INSURANCE PORTFOLIOS, INC.

                    First American Large Cap Growth Portfolio

                                 Class IB Shares

                        Supplement Dated January 31, 2003
                         To Prospectus Dated May 1, 2002

         THIS INFORMATION SUPPLEMENTS THE PROSPECTUS DATED MAY 1, 2002.
      THIS SUPPLEMENT AND EACH PROSPECTUS CONSTITUTE A CURRENT PROSPECTUS.
                TO REQUEST A COPY OF THE PROSPECTUS, PLEASE CALL
                      YOUR PARTICIPATING INSURANCE COMPANY.


SUPPLEMENT TO LARGE CAP GROWTH PORTFOLIO
----------------------------------------

Effective January 31, 2003, the Board of Directors of First American Insurance Portfolios, Inc. approved a modification of Large Cap Growth Portfolio's main investment strategy such that, under normal market conditions, the Portfolio will invest primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of large-capitalization companies, defined as companies that have market capitalizations within the range of market capitalizations of companies constituting the Russell 1000 Index. This index measures the performance of the 1,000 largest U.S. companies based on total market capitalization. While the market capitalization companies in the Russell 1000 Index ranged from approximately $238 million to $292 billion as of the date of this supplement, the advisor typically invests in common stocks of companies that have market capitalizations of at least $3 billion at the time of purchase. Previously, the Portfolio invested primarily in common stocks of companies with market capitalizations of at least $5 billion at the time of purchase.



















-------------------------- ---------------------------- ------------------------
     NOT FDIC INSURED           NO BANK GUARANTEE            MAY LOSE VALUE
-------------------------- ---------------------------- ------------------------

If you have questions regarding this prospectus supplement, please contact your investment professional, or your participating insurance company.

                    FIRST AMERICAN INSURANCE PORTFOLIOS, INC.

                     First American International Portfolio
                    First American Large Cap Growth Portfolio

                                 Class IA Shares

                        Supplement Dated January 31, 2003
                         To Prospectus Dated May 1, 2002

         THIS INFORMATION SUPPLEMENTS THE PROSPECTUS DATED MAY 1, 2002.
      THIS SUPPLEMENT AND EACH PROSPECTUS CONSTITUTE A CURRENT PROSPECTUS.
                TO REQUEST A COPY OF THE PROSPECTUS, PLEASE CALL
                      YOUR PARTICIPATING INSURANCE COMPANY.


SUPPLEMENT TO INTERNATIONAL PORTFOLIO
-------------------------------------

Effective January 31, 2003, the Board of Directors of First American Insurance Portfolios, Inc. approved the expansion International Portfolio's main investment strategy such that the Portfolio may now invest up to 15% of its total assets in equity securities of emerging markets issuers. A country is considered an "emerging market" if it has a relatively low gross national product per capita compared to the world's major economies, and the potential for a rapid economic growth.


SUPPLEMENT TO LARGE CAP GROWTH PORTFOLIO
----------------------------------------

Effective January 31, 2003, the Board of Directors of First American Insurance Portfolios, Inc. approved a modification of Large Cap Growth Portfolio's main investment strategy such that, under normal market conditions, the Portfolio will invest primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of large-capitalization companies, defined as companies that have market capitalizations within the range of market capitalizations of companies constituting the Russell 1000 Index. This index measures the performance of the 1,000 largest U.S. companies based on total market capitalization. While the market capitalization companies in the Russell 1000 Index ranged from approximately $238 million to $292 billion as of the date of this supplement, the advisor typically invests in common stocks of companies that have market capitalizations of at least $3 billion at the time of purchase. Previously, the Portfolio invested primarily in common stocks of companies with market capitalizations of at least $5 billion at the time of purchase.















-------------------------- ---------------------------- ------------------------
     NOT FDIC INSURED           NO BANK GUARANTEE            MAY LOSE VALUE
-------------------------- ---------------------------- ------------------------

If you have questions regarding this prospectus supplement, please contact your investment professional, or your participating insurance company.